Scheduled Payments for Next Five Years (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
2015	$ 0
2016	0
2017	0
2018	20,000,000
2019	0
Total	$ 20,000,000	$ 33,500,000